Revenue - Contract liabilities are analyzed as follows (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Contract liabilities [abstract]
Advance payments received from customers for purchase of goods	¥ 232,097	¥ 235,435
Deferred revenue related to license fees	91,161	91,431
Deferred revenue related to membership fees	56,060
Total contract liabilities	¥ 379,318	¥ 326,866
Minimum
Contract liabilities [abstract]
Percentage of advance payment for purchase of goods from certain overseas distributors prior to delivery of goods	20.00%
Maximum
Contract liabilities [abstract]
Percentage of advance payment for purchase of goods from certain overseas distributors prior to delivery of goods	100.00%